INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Interest Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Investments in sales type and direct financing leases	$ 14,173	$ 57,579	$ 56,764
Investments in leaseback assets	5,351	13,637	3,556
Total	19,524	71,216	60,320
Interest income related parties – direct financing leases	$ 1,500	$ 1,744	$ 3,796